Schedule of Changes to Derivative Liabilities (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance, beginning of period	$ 305,025	$ 1,922,246
Fair value of derivative liabilities on date of issuance		364,823
Balance, end of period	352,437	1,234,262
Finders Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability – Performance Warrants	4,279	(208,101)
Incentive Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability – Performance Warrants	(10,913)	(201,615)
Settlement Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability – Performance Warrants	32,656	(577,244)
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability – Performance Warrants	22,336	(29,295)
Performance Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value changes of derivative liability – Performance Warrants	$ (946)	$ (36,552)